May 3, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon ETF Trust (the "Registrant")

-	BNY Mellon Ultra Short ETF

1933 Act File No.: 333-234030

1940 Act File No.: 811-23477

           CIK No.: 0001493580

Included for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 4 ("PEA No. 4") to the registration statement on Form N-1A of BNY Mellon ETF Trust (the "Registrant"). The purpose of PEA No. 4 is to register the BNY Mellon Ultra Short ETF as a new series of the Registrant.

Please address any comments or questions to the attention of Beau Yankoshik and W. John McGuire of Morgan, Lewis & Bockius LLP at joseph.yankoshik@morganlewis.com (202.373.6133) and john.mcguire@morganlewis.com (202.373.6799), respectively.

Sincerely,

/s/ Jeff Prusnofsky

Jeff Prusnofsky

Vice President